Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Income Portfolio℠
March 31, 2023
VIPFINC-NPRT1-0523
1.830282.117
Domestic Equity Funds - 5.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	16,362	671,997
VIP Equity-Income Portfolio Initial Class (a)	23,169	548,884
VIP Growth & Income Portfolio Initial Class (a)	29,837	749,214
VIP Growth Portfolio Initial Class (a)	14,013	1,097,374
VIP Mid Cap Portfolio Initial Class (a)	5,183	174,765
VIP Value Portfolio Initial Class (a)	23,257	393,749
VIP Value Strategies Portfolio Initial Class (a)	13,500	196,287
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,692,899)		3,832,270

International Equity Funds - 11.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	312,570	3,206,973
VIP Overseas Portfolio Initial Class (a)	183,192	4,381,946
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,211,288)		7,588,919

Bond Funds - 62.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,194,275	11,142,587
Fidelity International Bond Index Fund (a)	182,981	1,654,146
Fidelity Long-Term Treasury Bond Index Fund (a)	187,277	2,013,229
VIP High Income Portfolio Initial Class (a)	237,300	1,074,970
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,605,298	24,984,809
TOTAL BOND FUNDS (Cost $43,165,835)		40,869,741

Short-Term Funds - 19.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $12,764,794)	12,764,794	12,764,794

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $64,834,816)	65,055,724
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,088)
NET ASSETS - 100.0%	65,049,636

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,944,412	588,890	760,460	1,060	(22,680)	392,425	11,142,587
Fidelity International Bond Index Fund	1,630,025	93,133	110,778	-	(452)	42,218	1,654,146
Fidelity Long-Term Treasury Bond Index Fund	2,325,613	171,703	624,018	17,301	(107,887)	247,818	2,013,229
VIP Contrafund Portfolio Initial Class	636,118	58,228	73,745	6,156	1,235	50,161	671,997
VIP Emerging Markets Portfolio Initial Class	3,796,226	376,146	1,145,863	5,969	(57,987)	238,451	3,206,973
VIP Equity-Income Portfolio Initial Class	569,993	37,017	61,191	-	844	2,221	548,884
VIP Government Money Market Portfolio Initial Class 4.62%	12,614,424	1,841,150	1,690,780	133,340	-	-	12,764,794
VIP Growth & Income Portfolio Initial Class	737,590	57,022	78,309	2,681	1,439	31,472	749,214
VIP Growth Portfolio Initial Class	999,040	109,058	103,212	6,714	362	92,126	1,097,374
VIP High Income Portfolio Initial Class	1,055,901	61,795	71,052	709	(251)	28,577	1,074,970
VIP Investment Grade Bond II Portfolio - Initial Class	23,473,593	2,173,960	1,416,182	7,531	(6,981)	760,419	24,984,809
VIP Mid Cap Portfolio Initial Class	177,905	10,737	19,564	414	755	4,932	174,765
VIP Overseas Portfolio Initial Class	4,238,514	318,473	604,432	-	(28,374)	457,765	4,381,946
VIP Value Portfolio Initial Class	411,018	23,348	46,830	-	3,489	2,724	393,749
VIP Value Strategies Portfolio Initial Class	203,736	12,774	23,262	487	1,821	1,218	196,287
	63,814,108	5,933,434	6,829,678	182,362	(214,667)	2,352,527	65,055,724

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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